Share capital (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Share Capital

	BHP Group Limited			BHP Group Plc
	2019 shares	2018 shares	2017 shares	2019 shares	2018 shares	2017 shares
Share capital issued
Opening number of shares	3,211,691,105	3,211,691,105	3,211,691,105	2,112,071,796	2,112,071,796	2,112,071,796
Purchase of shares by ESOP Trusts	(6,854,057)	(7,469,236)	(6,481,292)	(274,069)	(679,223)	(225,646)
Employee share awards exercised following vesting	5,902,588	7,339,522	6,945,570	275,984	711,705	940,070
Movement in treasury shares under Employee Share Plans	951,469	129,714	(464,278)	(1,915)	(32,482)	(714,424)
Shares bought back and cancelled(1)	(265,839,711)	–	–	–	–	–

Closing number of shares (2)	2,945,851,394	3,211,691,105	3,211,691,105	2,112,071,796	2,112,071,796	2,112,071,796

Comprising:
Shares held by the public	2,944,703,079	3,211,494,259	3,211,623,973	2,112,032,077	2,112,030,162	2,111,997,680
Treasury shares	1,148,315	196,846	67,132	39,719	41,634	74,116
Other share classes
Special Voting share of no par value	1	1	1	–	–	–
Special Voting share of US$0.50 par value	–	–	–	1	1	1
5.5% Preference shares of £1 each	–	–	–	50,000	50,000	50,000
DLC Dividend share	1	1	1	–	–	–

(1)	During December 2018, BHP completed an off-market buy-back program of US$5.2 billion of BHP Group Limited shares related to the disbursement of proceeds from the disposal of Onshore US.
(2)	No fully paid ordinary shares in BHP Group Limited or BHP Group Plc were issued on the exercise of Group Incentive Scheme awards during the period 1 July 2019 to 5 September 2019.